Earnings per Share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share
14	Earnings per share

(a)	Basic

Basic earnings per share is calculated by dividing the profit attributable to owners of the Company by the weighted average number of ordinary shares in issue during the year.

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Net profit attributable to owners of the Company	5,336,331	2,215,728	645,072

Weighted average number of ordinary shares in issue (thousands of shares)	10,823,497	10,823,814	10,823,814

Basic earnings per share (RMB per share)	RMB 0.493	RMB 0.205	RMB 0.060

Basic earnings per ADS (RMB per ADS)	RMB 49.303	RMB 20.452	RMB 5.96

(b)	Diluted

There were no dilutive potential ordinary shares, therefore diluted earnings per share is the same as basic earnings per share.

(i)	“ADSs” are references to our American Depositary Shares, which are listed and traded on the New York Stock Exchange. Each ADS represents 100 H Shares.